Segment, Product and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment revenues	$ 737,255	$ 633,021	$ 642,692
Segment operating income (loss)	67,060	16,608	35,358
Non operating loss, net	(1,174)	200	(64)
Consolidated earnings before income taxes	65,886	16,808	35,294
Significant noncash item:
Share based compensation	1,936	4,190	6,311
Depreciation and amortization	13,299	12,795	13,626
Driver Ic [Member]
Segment revenues	634,111	552,456	590,057
Segment operating income (loss)	83,883	38,401	54,815
Significant noncash item:
Share based compensation	1,612	2,820	5,007
Depreciation and amortization	8,881	7,849	10,074
Non-driver products [Member]
Segment revenues	103,144	80,565	52,635
Segment operating income (loss)	(16,823)	(21,793)	(19,457)
Significant noncash item:
Share based compensation	324	1,370	1,304
Depreciation and amortization	$ 4,418	$ 4,946	$ 3,552